Share-based Payments - Schedule of Assumptions for Option Fair Value (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) yr $ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2022 USD ($) yr $ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2021 USD ($) yr $ / shares	Dec. 31, 2021 £ / shares
Share-based Payments [Abstract]
Expected volatility	43.69%		41.70%		41.05%
Expected terms (in years) | yr	6.16		6.11		6.16
Risk-free interest rate	4.04%		2.13%		1.06%
Expected dividend yield | $	$ 0		$ 0		$ 0
Exercise price (GBP) (in GBP per share) | £ / shares		£ 2.22		£ 2.04		£ 3.34
Underlying stock price (GBP) (in GBP per share) | (per share)	$ 1.37	£ 2.22	$ 1.15	£ 2.04	$ 1.87	£ 3.34